Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Schedule of Inventory	Composition:
	As of December 31,
	2025	2024
Raw materials	2,464	3,875
Finished goods	1,349	1,138
	3,813	5,013